Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Variable Income Trust
Entity Central Index Key	0000874835
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Class I
Shareholder Report [Line Items]
Fund Name	Western Asset Core Plus VIT Portfolio
Class Name	Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Core Plus VIT Portfolio for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I1	$52	0.52%
[1],[2]
Expenses Paid, Amount	$ 52	[1]
Expense Ratio, Percent	0.52%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class I shares of Western Asset Core Plus VIT Portfolio returned -0.42%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 1.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Structured products as spreads generally tightened
↑	Investment-grade credit positioning as spreads tightened
↑	Agency mortgage-backed security positioning as spreads tightened

Top detractors from performance:
↓	Long duration position as yields rose
↓	Yield curve positioning as the curve steepened
↓	Emerging market positioning
Use of derivatives and the impact on performance:
The Fund utilized treasury futures, options and swaps to manage duration, yield curve positioning and credit exposure. In aggregate, these derivatives detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class I	-0.42	-1.16	1.47
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 21, 2024
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 133,077,950
Holdings Count | $ / shares	911	[3]
Advisory Fees Paid, Amount	$ 1,266,065
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$133,077,950
Total Number of Portfolio Holdings*	911
Total Management Fee Paid	$1,266,065
Portfolio Turnover Rate	107%
[3]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective August 21, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Mark S. Lindbloom, Frederick R. Marki and Julien A. Scholnick.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class II
Shareholder Report [Line Items]
Fund Name	Western Asset Core Plus VIT Portfolio
Class Name	Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Core Plus VIT Portfolio for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class II1	$77	0.77%
[4],[5]
Expenses Paid, Amount	$ 77	[4]
Expense Ratio, Percent	0.77%	[4]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class II shares of Western Asset Core Plus VIT Portfolio returned -0.86%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 1.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Structured products as spreads generally tightened
↑	Investment-grade credit positioning as spreads tightened
↑	Agency mortgage-backed security positioning as spreads tightened

Top detractors from performance:
↓	Long duration position as yields rose
↓	Yield curve positioning as the curve steepened
↓	Emerging market positioning
Use of derivatives and the impact on performance:
The Fund utilized treasury futures, options and swaps to manage duration, yield curve positioning and credit exposure. In aggregate, these derivatives detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	Since Inception (5/1/2015)
Class II	-0.86	-1.42	0.95
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.30

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 21, 2024
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 133,077,950
Holdings Count | $ / shares	911	[6]
Advisory Fees Paid, Amount	$ 1,266,065
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$133,077,950
Total Number of Portfolio Holdings*	911
Total Management Fee Paid	$1,266,065
Portfolio Turnover Rate	107%
[6]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective August 21, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Mark S. Lindbloom, Frederick R. Marki and Julien A. Scholnick.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[2]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.